Other Expense (Income), Net - Other Expense (Income), Net (Parenthetical) (Detail) In Millions, unless otherwise specified	12 Months Ended				24 Months Ended	3 Months Ended	12 Months Ended					12 Months Ended				1 Months Ended	3 Months Ended			12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Oct. 26, 2012 STT Technologies Inc. [Member]	Aug. 31, 2012 E-Car [Member]	Dec. 31, 2013 North America [Member] USD ($)	Dec. 31, 2013 North America [Member] USD ($)	Dec. 31, 2012 North America [Member] USD ($)	Dec. 31, 2011 North America [Member] USD ($)	Dec. 31, 2012 North America [Member] STT Technologies Inc. [Member] USD ($)	Oct. 26, 2012 North America [Member] STT Technologies Inc. [Member] USD ($)	Dec. 31, 2013 Corporate [Member] USD ($)	Dec. 31, 2012 Corporate [Member] USD ($)	Dec. 31, 2011 Corporate [Member] USD ($)	Dec. 31, 2011 Corporate [Member] CAD	Aug. 31, 2012 Corporate [Member] E-Car [Member] USD ($)	Dec. 31, 2012 Europe [Member] USD ($)	Dec. 31, 2011 Europe [Member] USD ($)	Sep. 30, 2011 Europe [Member] USD ($)	Dec. 31, 2013 Europe [Member] USD ($)	Dec. 31, 2012 Europe [Member] USD ($)	Dec. 31, 2011 Europe [Member] USD ($)	Dec. 31, 2013 Rest of World [Member] USD ($)	Dec. 31, 2012 Rest of World [Member] USD ($)	Dec. 31, 2011 Rest of World [Member] USD ($)
Component of Operating Other Cost and Expense [Abstract]
Long-lived asset impairment charges						$ 23	$ 23	$ 2	$ 7								$ 23			$ 0	$ 23	$ 14	$ 10	$ 0	$ 0
Long-lived asset impairment charges, after tax							11	1	7								22					13	10
Company acquired				50.00%	27.00%						50.00%					27.00%
Cash acquired consideration											55
Estimated fair value										55			205
Recognition of non-cash							0	35	0			0	153	0
Recognition of non-cash after tax										35			125
Settlement agreement									11
Insurance proceeds									15
Restructuring charges																	55			89	55	0
Restructuring charges, after tax																				64	53
Loss (gain) on disposal of facility																		16	113	0	0	129
Company agreed to fund the buyer against the losses on disposal																			67
Charge related to the insolvency																				0	0	11
Impairment of goodwill	22						0													0			22	0	0
Impairment of goodwill, after tax																							22
Cash acquired consideration																75
Percentage of non-controlling interest in an equity accounted investment					73.00%									40.00%	40.00%	73.00%
Impairment charges for assets	55	25	0											9
Proceeds from sale of equity method investments														151	147
Gain on sale of investment												$ 0	$ 0	$ 10